Securities Act Registration No. 333-138117

Investment Company Act Registration No. 811-21968

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No. 2

☒

Post-Effective Amendment No.__

☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No. 2

☒

 (Check appropriate box or boxes.)

Astral Investments Trust

(Exact Name of Registrant as Specified in Charter)

20550 Maxim Parkway

Orlando, Florida 32833

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (321) 436-6442

John Robert Jones, Jr.

Astral Investments

20550 Maxim Parkway

Orlando, Florida 32833

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Part A and Part B of this Registration Statement is hereby incorporated by reference to Pre-Effective Amendment No 1 to the Registration Statement, which filed with the Securities and Exchange Commission  on October 20, 2006, accession number 0001162044-06-000647.

PART C

OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation. Copy of Registrant's Declaration of Trust is incorporated by reference to Exhibit 23(a) to the Registrant’s Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on October 20, 2006.

(b) By-Laws. Copy of Registrant's By-Laws are incorporated by reference to Exhibit 23(b) to the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 20, 2006.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts. Management Agreement s with Crown Jewel Concepts, LLC are filed herewith.

 (e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custody Agreement with U.S. Bank is incorporated by reference to Exhibit 23(g) to the Registrant’s Statement on Form N-1A filed with the SEC on December 28, 2006 ..

(h) Other Material Contracts.

Transfer Agent Agreement (h.1).  Transfer Agent Agreement with MSS is incorporated by reference to Exhibit 23(h)(i) to the Registrant’s Statement on Form N-1A filed with the SEC on December 28, 2006 ..

Accounting Services Agreement (h.2).  Accounting Services Agreement with MSS is incorporated by reference to Exhibit 23(h)(ii) to the Registrant’s Statement on Form N-1A filed with the SEC on December 28, 2006 ..

(i) Legal Opinion.

Opinion of Counsel is incorporated by reference to Exhibit 23(i) to the Registrant’s Statement on Form N-1A filed with the SEC on December 28, 2006 ..

Consent of Counsel is filed herewith.

(j) Other Opinions.  Consent of Auditors is incorporated by reference to Exhibit 23(j) to the Registrant’s Statement on Form N-1A filed with the SEC on December 28, 2006 ..

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  - Subscription Agreement of the Initial Investor is incorporated by reference to Exhibit 23(l) to the Registrant’s Statement on Form N-1A filed with the SEC on December 28, 2006 ..

(m) Rule 12b-1 Plan.  None.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics.  Code of Ethics for the Registrant and the Adviser is incorporated by reference to Exhibit 23(p) to the Registrant’s Statement on Form N-1A filed with the SEC on December 28, 2006 ..

(q) Powers of Attorney.  Powers of Attorney of the Registrant (and a Certificate with respect thereto) and the Trustees and officers of the Registrant is incorporated by reference to Exhibit 23(q) to the Registrant’s Statement on Form N-1A filed with theSEC on December 28, 2006 ..

Item 24. Control Persons. None.

Item 25. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Activities of Investment Adviser.

Crown Jewel Concepts, LLC, 20550 Maxim Parkway, Orlando, FL 32833 is registered as an investment adviser.  Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-67064.  Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 27. Principal Underwriter. None.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147-4003, except that all records relating to the activities of the Fund's Custodian are maintained at the office of the Custodian, U.S. Bank National at 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29. Management Services. Not applicable.

Item 30. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 29th day of December, 2006.

Astral Investments Trust

By:

/s/

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John R. Jones, Jr.*

President, Treasurer (Principal Financial Officer/Principal Accounting

Officer) and Trustee

William R. Haley, Jr.*

Trustee

E. Ricky Newbern*

Trustee

William C. Schaniel*

Trustee

Roger M. Rossomondo, M.D.*

Trustee

J. Dennis Sanders*

Trustee

W. Thompson Lewis*

Trustee

Steve R. Adams*

Trustee

Walter D. Duke*

Trustee

*By:

/s/

JoAnn M. Strasser

Attorney-in-Fact

December  29, 2006

Index

1.  Management s Agreement for the ASTRAL™ Equity Financial Combustion Fund, the ASTRAL™ Ultra Equity Financial Combustion Fund, the ASTRAL™ Large-Cap Financial Combustion Fund, the ASTRAL™ Mid-Cap Financial Combustion Fund and the ASTRAL™ Small-Cap Financial Combustion Fund

EX-99.23.d

2.   Legal Consent

EX-99.23.i

3 ..  Consent of Auditor

EX-99.23.j